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As Filed with the Securities and Exchange Commission on February 27, 2001

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Registration No. 333-45727
811-08635

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]
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Post-Effective Amendment No. 20	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 32	[X]

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Variable Account A

(Exact Name of Registrant)

Keyport Benefit Life Insurance Company

(Name of Depositor)

125 High Street, Boston, Massachusetts 02110

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Bernard R. Beckerlegge, Esq.

Keyport Benefit Life Insurance Company

125 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Copies to:

Joan E. Boros, Esq.

Jorden Burt Boros Cicchetti Berenson & Johnson LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

( ) on [date] pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485

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(X) on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485

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Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit List on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

Cross-Reference Sheet

PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

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This Amendment No. 20 to the Registration Statement on Form N-4 (File Nos. 333-45727, 811-08635) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI"), and related exhibits, describing a specific form of the Group and Individual Flexible Premium Deferred Annuity contracts. This Amendment relates only to the prospectus, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit or other information contained in Post-Effective Amendment Nos. 14, 17, 18 and 19 to the Registration Statement.

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PART A

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May 1, 2001 Prospectus for

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New York

Keyport Vista

Variable Annuity

Annuities are:
not insured by the FDIC;
not a deposit or other obligation of, or
guaranteed by, the depository institution;
subject to investment risks, including the
possible loss of principal amount invested.

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PROSPECTUS FOR

THE KEYPORT VISTA VARIABLE ANNUITY

GROUP FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT BENEFIT LIFE INSURANCE COMPANY

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This prospectus describes the Keyport Vista variable annuity group Contracts and Certificates offered by Keyport Benefit Life Insurance Company. All discussion of Certificates applies to the Contracts unless specified otherwise.

Under the Certificate, you may elect to have value accumulate on a variable or fixed basis. You may also elect to receive periodic annuity payments on either a variable or fixed basis. This prospectus generally describes only the variable features of the Certificate. For a summary of the Fixed Account and its features, see Appendix A. The Certificates are designed to help you in your retirement planning. You may purchase them on a tax qualified or non-tax qualified basis. Because they are offered on a fl

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We will allocate your purchase payments to the investment options and the Fixed Account in the proportions you choose. The Certificate currently offers thirty-four investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

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AIM Variable Insurance Funds, Inc.: AIM V.I. Capital Appreciation Fund; AIM V.I. International Equity Fund and AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.: Growth and Income Portfolio; Premier Growth Portfolio; Technology Portfolio and Worldwide Privatization Portfolio

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Liberty Variable Investment Trust: Colonial High Yield Securities Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; Crabbe Huson Real Estate Investment Fund, Variable Series(not available for investment); Liberty All-Star Equity Fund, Variable Series; Liberty Newport Japan Opportunities Fund, Variable Series(not available for investment); Liberty S&P 500

MFS Variable Insurance Trust: MFS Emerging Growth Series, MFS Investors Growth Stock Series (formerly MFS Growth Series), MFS Investors Trust Series (formerly MFS Growth with Income Series) and MFS New Discovery Series

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RYDEX VARIABLE TRUST: Rydex OTC Fund

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SteinRoe Variable Investment Trust: Liberty Federal Securities Fund, Variable Series (formerly Stein Roe Mortgage Securities Fund, Variable Series); Stein Roe Balanced Fund, Variable Series; Stein Roe Growth Stock Fund, Variable Series; and Stein Roe Money Market Fund, Variable Series;

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VARIABLE INSURANCE PRODUCTS FUND: Equity Income Portfolio

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VARIABLE INSURANCE PRODUCTS FUND III: Dynamic Capital Appreciation Portfolio and Growth Opportunities Portfolio

WANGER ADVISORS TRUST: Wanger Foreign Forty; Wanger International Small Cap; Wanger Twenty; Wanger U.S. Small Cap

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You may not purchase a Certificate if either you or the Annuitant are 90 years old or older before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are 75 years old or older before we receive your application (age 90 applies to Roth IRAs).

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The purchase of a Contract or Certificate involves certain risks. Investment performance of the Sub-accounts may vary based on the performance of the related Eligible Funds. We do not guarantee any minimum Certificate Value for amounts allocated to the Sub-accounts.

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The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. The agent selling the Certificates has information concerning the eligibility for and availability of the other certificates.

This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing us at 125 High Street, Boston, MA 02110, by calling (800)437-4466 or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page 32 of this prospectus.

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The date of this prospectus is May 1, 2001.

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The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

DEFINITIONS

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Accumulation Unit: A unit of measurement used to calculate Variable Account Value.

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Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective.

Certificate Owner ("You"): The person(s) having the privileges of ownership defined in the Certificate.

Certificate Value: The sum of the Variable Account Value and the Fixed Account Value under your Certificate at a given time.

Certificate Withdrawal Value: The Certificate Value less any premium taxes.

Certificate Year: Each twelve-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("we", "us", "our", "Keyport Benefit"): Keyport Benefit Life Insurance Company.

Covered Person: The person(s) identified in the Certificate whose death may result in an adjustment of Certificate Value.

Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

Fixed Account: Part of our general account to which purchase payments or Certificate Values may be allocated or transferred.

Fixed Account Value: The value of all Fixed Account amounts accumulated under the Certificate prior to the Income Date.

Guarantee Period Anniversary: An anniversary of a Guarantee Period's Start Date.

Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Later Guarantee Period Months begin on the same day in the following months.

Guarantee Period Year: The twelve-month period which begins on the Start Date. Guarantee Period Years thereafter begin on each Guaranteed Period Anniversary.

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In Force: The status of the Certificate before the Income Date so long as:

(1)	it is not totally surrendered,

(2)	the Certificate Value under a Certificate does not go to zero, and

(3)	there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

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Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Service Office: Our Service Office which is located at 125 High Street, Boston, Massachusetts 02110.

Start Date: The date money is first allocated to a Guarantee Period of the Fixed Account.

Variable Account: Variable Account A which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-accounts which invest in shares of an Eligible Fund.

Variable Account Value: The value of all Variable Account amounts accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed at our Service Office.

SUMMARY OF CERTIFICATE FEATURES

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This summary does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements, that differ from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificates.

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The Certificate

The Certificate is a flexible premium deferred variable annuity certificate. It is designed for retirement planning purposes. It allows you to allocate purchase payments to and receive annuity payments from the Variable Account and/or the Fixed Account.

The Variable Account is a separate investment account we maintain. If you allocate payments to the Variable Account, your accumulation values and annuity payments will fluctuate according to the investment performance of the Eligible Funds chosen.

The Fixed Account is part of our "general account", which consists of all our assets except the Variable Account and the assets of other separate investment accounts we maintain. If you allocate payments to the Fixed Account, your accumulation value will increase at guaranteed interest rates and annuity payments will be of a fixed amount. (See Appendix A for more information on the Fixed Account.)

If you allocate payments to both the Variable and the Fixed Accounts, then the accumulation value and annuity payments will be variable in part and fixed in part.

Purchase of the Certificate

You may make multiple purchase payments. The minimum initial payment is $25,000. The minimum amount for each subsequent payment is $1,000 or a lesser amount as we may permit from time to time which is currently $250.

(See "Purchase Payments and Applications".)

Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the Eligible Funds. Each Eligible Fund holds its assets separately from the assets of the other Eligible Funds. Each has its own investment objectives and policies described in the prospectuses for the Eligible Funds. Under the Certificate, the Variable Account currently invests in the following:

AIM Variable Insurance Funds, Inc. ("AIM Insurance Funds")

  AIM V.I. Capital Appreciation Fund ("AIM Capital Appreciation")

  AIM V.I. International Equity Fund ("AIM International Equity")

  AIM V.I. Value Fund ("AIM Value")

Alliance Variable Products Series Fund, Inc. ("Alliance Series Fund")

  Growth and Income Portfolio ("Alliance Growth and Income")

  Premier Growth Portfolio ("Alliance Premier Growth")

  Technology Portfolio ("Alliance Technology")

  Worldwide Privatization Portfolio ("Alliance Worldwide Privatization")

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Liberty Variable Investment Trust ("Liberty Trust")

  Colonial High Yield Securities Fund, Variable Series ("Colonial High

     Yield Securities")

  Colonial Small Cap Value Fund, Variable Series ("Colonial Small Cap

     Value")

  Colonial Strategic Income Fund, Variable Series ("Colonial Strategic

     Income")

  Colonial U.S. Growth & Income Fund, Variable Series ("Colonial U.S.

     Growth & Income")

  Crabbe Huson Real Estate Investment Fund, Variable Series ("Crabbe Huson      Real Estate") (not available for investment)

  Liberty All-Star Equity Fund, Variable Series ("Liberty All-Star

     Equity")

  Liberty Newport Japan Opportunities Fund, Variable Series ("Liberty      Newport Japan Opportunities") (not available for investment)

  Liberty S&P 500 Index Fund, Variable Series ("Liberty S&P 500 Index")

  Liberty Select Value Fund, Variable Series ("Liberty Select Value")

  Liberty Value Fund, Variable Series ("Liberty Value")

  Newport Tiger Fund, Variable Series ("Newport Tiger")

  Rydex Financial Services Fund, Variable Series ("Rydex Financial      Services")

  Rydex Health Care Fund, Variable Series ("Rydex Health Care")

MFS Variable Insurance Trust ("MFS Trust")

  MFS Emerging Growth Series ("MFS Emerging Growth")

  MFS Investors Growth Stock Series ("MFS Investors Growth Stock")

  MFS Investors Trust Series ("MFS Investors Trust")

  MFS New Discovery Series ("MFS New Discovery")

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Rydex Variable Trust ("Rydex Trust")

  OTC Fund ("Rydex OTC")

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SteinRoe Variable Investment Trust ("SteinRoe Trust")

  Liberty Federal Securities Fund, Variable Series ("Liberty Federal

     Securities")

  Stein Roe Balanced Fund, Variable Series ("Stein Roe Balanced")

  Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock")

  Stein Roe Money Market Fund, Variable Series ("Stein Roe Money Market")

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Variable Insurance Products Fund ("Fidelity Fund")

  Equity Income Porfolio ("Fidelity Equity Income")

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Variable Insurance Products Fund III ("Fidelity Fund III")

  Dynamic Capital Appreciation Portfolio ("Fidelity Dynamic Capital

     Appreciation")

  Growth Opportunities Portfolio ("Fidelity Growth Opportunities")

Wanger Advisors Trust ("Wanger Trust")

  Wanger Foreign Forty Fund ("Wanger Foreign Forty")

  Wanger International Small Cap Fund ("Wanger International Small Cap")

  Wanger Twenty Fund ("Wanger Twenty")

  Wanger U.S. Small Cap Fund ("Wanger U.S. Small Cap")

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Fees and Charges

    Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge at an annual rate of 1.25% of your average daily net asset value in the Variable Account. (See "Deductions for Mortality and Expense Risk Charge".)

    Administrative Charge

We deduct a daily administrative charge at an annual rate of .15% of your daily net asset value in the Variable Account. (See "Deductions for Daily Administrative Charge".)

    Transfer Charge

Currently, there is no transfer charge. However, the Certificate permits us to charge you up to $25 for each transfer in excess of 12 in each year your Certificate is In Force.

    Premium Taxes

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We charge premium taxes against your Certificate Value. Currently such premium taxes range from 0% to 3.5%. (See "Deductions for Premium Taxes".)

    Federal Income Taxes

You will not pay federal income taxes on the increases in the value of a Certificate until you make a withdrawal, such as a lump sum payment or annuity payment, or make a gift or assignment. Some withdrawals may also be subject to a 10% federal penalty tax. (See "Tax Status".)

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Free Look

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. We will refund your Certificate Value as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period.

FEE TABLE

Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:	0%
Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):	0%
Maximum Total Certificate Owner Transaction Expenses
(as a percentage of purchase payments):	0%

Annual Certificate Maintenance Charge	$0
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Maximum Transfer Charge (currently $0):	$25*

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Variable Account Annual Expenses

(as a percentage of average net assets)

Mortality and Expense Risk Charge:	1.25%
Administrative Charge:	.15%
Total Variable Account Annual Expenses:	1.40%

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*Applicable to each transfer after the first twelve transfers in each  Certificate Year. We are currently waiving this fee. See "Deductions for  Transfers of Variable Account Value".

AIM Insurance Funds, Alliance Series Fund, Fidelity Fund,

Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust,

SteinRoe Trust and Wanger Trust Annual Expenses1

(Numbers in Parentheses Represent Expenses

After Any Fee Waiver and/or Expense Reimbursement)2

(as a percentage of average net assets)

Management		12b-1	Other	Total Fund
Fund	Fees	Fees	Expenses	Operating Expenses

AIM Capital Appreciation	.62%		.11%	.73%
AIM International Equity	.75%		.22%	.97%
AIM Value	.61%		.15%	.76%
Alliance Growth & Income[3]	.63%	.25%	.09%	.97%
Alliance Premier Growth[3]	1.00%	.25%	.04%	1.29%
Alliance Technology[3]	1.00%(.71%)	.25%	.27%(.24%)	1.52%(1.20%)
Alliance Worldwide
Privatization[3]	1.00%(.63%)	.25%	.46%(.32%)	1.71%(1.20%)
Fidelity Dynamic Capital
Appreciation
Fidelity Equity Income[3]	.48%	.25%	.10%	.83%
Fidelity Growth Opportunities[3]	.58%	.25%	.13%	.96%
Colonial High Yield Securities[3]	.60%	.25%(.00%)	.35%	1.20%(.95%)
Colonial Small Cap Value[3]	.80%	.25%(.00%)	.30%	1.35%(1.10%)
Colonial Strategic Income[3]	.65%	.25%	.10%	1.00%
Colonial U.S. Growth & Income[3]	.80%	.25%(.12%)	.08%	1.13%(1.00%)
Crabbe Huson Real Estate[3]	1.00%	.25%	.20%	1.45%
Liberty All-Star Equity[3]	.80%	.25%(.05%)	.15%	1.20%(1.00%)
Liberty Newport Japan Opportunities[3]	1.20%	.25%(.17%)	.48%	1.93%(1.85%)
Liberty S&P 500 Index[3]	.40%	.25%(.20%)	.15%	.80%(.75%)
Liberty Select Value[3]	.70%	.25%(.12%)	.28%	1.23%(1.10%)
Liberty Value[3]	.65%	.25%	.08%	.98%
Newport Tiger[3]	.90%	.25%	.31%	1.46%
Rydex Financial Services[3]	.85%	.25%(.16%)	.44%	1.54%(1.45%)
Rydex Health Care[3]	1.00%	.25%(.16%)	.44%	1.69%(1.60%)
MFS Emerging Growth[3]	.75%	.20%	.09%	1.04%
MF Investors Growth Stock[3]	.75%	.20%	.16%	1.11%
MFS Investors Trust[3]	.75%	.20%	.13%	1.08%
MFS New Discovery[3]	.90%	.20%	.17%	1.27%
Rydex OTC	.75%		.80%	1.55%
Liberty Federal Securities[3]	.55%	.25%	.06%	.86%
Stein Roe Balanced[3]	.60%	.25%	.02%	.87%
Stein Roe Growth Stock[3]	.65%	.25%	.02%	.92%
Stein Roe Money Market	.50%		.04%	.54%
Wanger Foreign Forty	1.00%		2.45%(.45%)	3.45%(2.45%)
Wanger International Small Cap	1.25%		.24%	1.49%
Wanger Twenty	.95%		.07%	1.02%
Wanger U.S. Small Cap	.95%		.07%	1.02%

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THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not available for investment.

1All Trust and Fund expenses are for 2000. The AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust reflect the Fund's or Trust's manager's agreement to waive fees or reimburse expenses above certain limits (see footnote 2).

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2The manager of AIM Insurance Funds may from time to time waive all or a portion of its advisory fees and/or assume certain expenses of the Eligible Funds. Fee waivers or reductions, other than those contained in the AIM Insurance Funds' advisory agreement, may be modified or terminated at any time. The AIM Insurance Funds' manager did not waive advisory fees or assume expenses as of the date of this prospectus.

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The manager of Alliance Series Fund has agreed to continue voluntary expense reimbursements for Alliance Technology and Alliance Worldwide Privatization for the foreseeable future. Each percentage shown in the parentheses is what the expenses were with expense reimbursement: for Alliance Technology--.71% for management fees, .24% for other expenses and 1.20% for total expenses; and for Alliance Worldwide Privatization--.63% for management fees, .32% for other expenses and 1.20% for total expenses.

The manager of Fidelity Fund and Fidelity Fund III has agreed to reimburse total operating expenses, excluding interest, taxes, brokerage and extraordinary expenses, in excess of 1.75% of the average net assets of Fidelity Dynamic Capital Appreciation, Fidelity Equity Income and Fidelity Growth Opportunities, respectively. The Fidelity Fund and Fidelity Fund III manager was not required to reimburse expenses as of the date of this prospectus.

The manager and distributor of Liberty Trust have contractually agreed to reimburse all incurred Fund expenses, including management fees, but excluding interest, taxes, brokerage, and extraordinary expenses, in excess of the following percentage of average net assets of each Eligible Fund: 1.00% for Liberty Value, Colonial Strategic Income, Colonial U.S. Growth & Income and Liberty All-Star Equity; 1.10% for Colonial Small Cap Value and Liberty Select Value; 1.45% for Crabbe Huson Real Estate and Rydex Financial Services; 1.75% for Newport Tiger; .95% for Colonial High Yield Securities; .75% for Liberty S&P 500 Index; 1.60% for Rydex Health Care; and 1.85% for Liberty Newport Japan Opportunities. To the extent a Fund's expenses are in excess of the applicable limitation up to .25%, the distributor will reimburse the Fund out of its 12b-1 fees. To the extent such expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the portion over .25% from Other Expenses first and then, to the extent necessary, from Management Fees. The Liberty Trust's manager and distributor would not have been required to reimburse expenses as of the date of this prospectus for Colonial Strategic Income, Liberty Value and Newport Tiger. The following percentages are what expenses were in 2000 with reimbursement:

The manager of MFS Trust has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" do not exceed 0.15% annually after taking into account the expense offset arrangement with the series' custodian described below. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. The following percentages are estimates of what the expenses would be with reimbursement by the manager of MFS Trust, but without the expense offset provided by the custodian: for MFS Investors Growth Stock--.16% for other expenses and 1.11% for total expenses; for MFS New Discovery--.17% for other expenses and 1.27% for total expenses. Each series of MFS Trust has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Other Expenses" would be lower, and total expenses for service class shares would be estimated to be: 1.03% for Emerging Growth Series; 1.25% for New Discovery Series; 1.07% for Investor Trust Series; and 1.10% for Investors Growth Stock Series. The total expenses for the New Discovery Series and the Investors Growth Stock Series shown in the previous sentence reflect both the expense offset arrangement with the custodian and reimbursement by the manager.

The investment adviser and servicer to the Rydex Variable Trust may from time to time volunteer to waive fees and/or reimburse expenses. For the period ending December 31, 2000, there were no waivers or reimbursements.

The manager and distributor of SteinRoe Trust have contractually agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average net assets of the following Eligible Funds: for Stein Roe Balanced--.90%; for Stein Roe Growth Stock--.95%; for Liberty Federal Securities--.90%; and for Stein Roe Money Market--.65%. To the extent a Fund's expenses are in excess of the applicable limitation up to .25%, the distributor will reimburse the Fund out of its 12b-1 fees. To the extent such expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the portion over .25% from Other Expenses first and then, to the extent necessary, from Management Fees. The SteinRoe Trust's manager and distributor would not have been required to reimburse expenses as of the date of this prospectus.

The manager of Wanger Trust has agreed to continue voluntary expense reimbursements for Wanger Twenty and Wanger Foreign Forty in excess of the following percentage of average net assets: 1.35% for Wanger Twenty and 1.45% for Wanger Foreign Forty. Each percentage shown in the parentheses is what the expenses were with expense reimbursement; for Wanger Twenty - 1.17% for Other Expenses and 2.12% for Total Expenses; for Wanger Foreign Forty - 2.45% for Other Expenses and 3.45% for Total Expenses.

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3The Eligible Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.

EXAMPLE

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Example 1. If your Certificate stays In Force through the periods shown or is surrendered or annuitized at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers and expense reimbursements described above continue throughout the period shown.
Sub-account	1 year	3 years	5 years	10 years
AIM Capital Appreciation	$21	$69	$124	$302
AIM International Equity	24	77	138	332
AIM Value	22	70	126	306
Alliance Growth & Income	24	77	138	332
Alliance Premier Growth	27	87	155	372
Alliance Technology	26	84	150	361
Alliance Worldwide Privatization	26	84	150	361
Fidelity Dynamic Capital Appreciation
Fidelity Equity Income	22	72	130	315
Fidelity Growth Opportunities	24	76	137	331
Colonial High Yield Securities	24	76	137	330
Colonial Small Cap Value	25	81	145	349
Colonial Strategic Income	24	78	139	336
Colonial U.S. Growth & Income	24	78	139	336
Crabbe Huson Real Estate
Liberty All-Star Equity	24	78	139	336
Liberty Newport Japan Oppurtunities
Liberty S&P 500 Index	22	70	125	304
Liberty Select Value	25	81	145	349
Liberty Value	24	77	138	334
Newport Tiger	29	92	165	393
Rydex Financial Services	28	92	164	392
Rydex Health Care	30	96	172	410
MFS Emerging Growth	24	79	142	341
MFS Investors Growth Stock	25	81	145	350
MFS Investors Trust	25	80	144	346
MFS New Discovery	27	86	154	370
Rydex OTC	30	95	169	404
Liberty Federal Securities	23	74	133	322
Stein Roe Balanced	23	74	133	321
Stein Roe Growth Stock	23	75	135	326
Stein Roe Money Market	19	62	112	275
Wanger Foreign Forty
Wanger Internation Small Cap
Wanger Twenty
Wanger U.S. Small Cap

Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not available for investment.

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EXPLANATION OF FEE TABLE AND EXAMPLE

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The purpose of the fee table is to illustrate the expenses you may directly or indirectly bear under a Certificate. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The fee table and examples do not include any taxes or tax penalties you may be required to pay if you surrender your Certificate.

The example assumes you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. Currently, we do not impose any transfer fee. Premium taxes are not shown. We deduct the amount of any premium taxes (which range from 0% to 5%) from Certificate Value upon full surrender, death or annuitization.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Management" in the prospectus for AIM Insurance Funds, "Management of the Fund" in the prospectus for the Alliance Series Fund, "Operating Expenses" in the prospectuses for Fidelity Fund and Fidelity Fund III, "Trust Management Organizations" and "Expenses of the Funds" in the prospectus for Liberty Trust, "Management of the Series" and "Expenses" in the prospectus for MFS Trust, "Management of the Fund" in the prospectus for Rydex Trust, and "How the Funds are Managed" in the prospectus for SteinRoe Trust, and "Management Fees" in the prospectus for Wanger Trust.

CONDENSED FINANCIAL INFORATION
Accumulation Unit Values*

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-Account	of Year**	of Year	of Year	Year

AIM Capital Appreciation	$	$2000

AIM International Equity		2000

AIM Value		2000

Alliance Growth and Income		2000

Alliance Premier Growth		2000

Alliance Technology	10.000	2000

Alliance Worldwide Privatization	10.000	2000

Fidelity Dynamic Capital Appreciation	(Not available before May, 2001)

Fidelity Equity Income	10.000	2000

Fidelity Growth Opportunities	10.000	2000

Colonial High Yield Securities		2000

Colonial Small Cap Value		2000

Colonial Strategic Income	10.000	2000

Colonial U.S. Growth & Income	10.000	2000

Crabbe Huson Real Estate		2000

Liberty All-Star Equity	10.000	2000

Liberty Newport Japan Opportunities		2000

Liberty Federal Securities	10.000	2000

Liberty S&P 500 Index	10.000	2000

Liberty Select Value	10.000	2000

Liberty Value	10.000	2000

Newport Tiger	10.000	2000

Rydex Financial Services	10.000	2000

Rydex Health Care	10.000	2000

MFS Emerging Growth	10.000	2000

MFS Investors Growth Stock	10.000	2000

MFS Investors Trust	10.000	2000

MFS New Discovery	10.000	2000

Rydex OTC	10.000	2000

Stein Roe Balanced	10.000	2000

Stein Roe Growth Stock	10.000	2000

Stein Roe Money Market		2000

Wanger Foreign Forty	10.000	2000

Wanger International Small Cap	10.000	2000

Wanger Twenty	10.000	2000

Wanger U.S. Small Cap	10.000	2000

Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not available for investment.

* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each value is as of June 1, 2000 which is the date the Eligible Fund Sub-account first became available.

The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.

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PERFORMANCE INFORMATION

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We may from time to time advertise certain performance information concerning the Sub-accounts.

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Performance information is not an indicator of either past or future performance of a Certificate.

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We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

Average annual total return information shows the average annual compounding change percentage applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. Average annual total return reflects historical investment results, less all Sub-account and Certificate charges and deductions. We do not deduct any premium taxes from average annual total return. Average annual total return would be less if these taxes were deducted.

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In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

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We also may present additional non-standardized total return information computed on a different basis.

First, we may present total return information as described above, except there are no Certificate deductions for premium tax charges. Because there are no charges deducted, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. This computation results in a twelve-month change rate. For longer periods, it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value. The percentages would be lower if these charges were included.

Second, certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges of the Certificate for the specified time periods.

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The Stein Roe Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a fifty-two week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does include premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the Stein Roe Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

KEYPORT BENEFIT AND THE VARIABLE ACCOUNT

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We were organized under the laws of the State of New York in 1987 as a stock life insurance company. We are a wholly-owned subsidiary of Keyport Life Insurance Company. Our executive offices are at 125 High Street, Boston, Massachusetts 02110, and our home office is at 100 Manhattanville Road, Purchase, New York 10577. We are admitted to write life insurance and annuities in New York and Rhode Island.

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We established the Variable Account pursuant to the provisions of New York Law on February 6, 1998. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

We are indirectly owned by Liberty Financial Companies, Inc. and are ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance and financial services institution.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is $25,000. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit, which is currently $250. We may reject any purchase payment or application.

If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We will permit others to act on your behalf in certain instances, including:
o	We will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.

o	We will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons, such as employers and Qualified Plan fiduciaries, may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate with a copy of an application containing that information. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the application or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

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We will invest your purchase payments in the Sub-accounts you have chosen. Your selection must specify the percentage of the purchase payment that is allocated to each Sub-account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-account, if not zero, must be at least 5% and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorney-in-fact or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix B. We will notify you of any changes in advance.

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The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law .

Eligible Funds

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The Eligible Funds are the separate Funds listed within the AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust. Keyport Benefit and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Sub-accounts possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

All of the Eligible Funds are funding vehicles for other variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions: AIM Insurance Funds--"Purchase and Redemption of Shares"; Alliance Series Fund--"Introduction to the Fund"; Fidelity Fund and Fidelity Fund III--"Buying and Selling Shares"; Liberty Trust--"The Trust"; MFS Trust--"Investment Concept of the Trust"; Rydex Trust--"Purchasing and Redeeming Shares"; SteinRoe Trust--"The Trust"; and Wanger Trust--"Mixed and Shared Funding".

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AIM Advisors Inc. ("AIM") serves as the investment adviser to each of the Eligible Funds of AIM Insurance Funds.

Alliance Capital Management L.P. is the investment adviser for the Eligible Funds of Alliance Series Fund.

Fidelity Management & Research Company ("FMR") is the manager of the Eligible Funds of Fidelity Fund and Fidelity Fund III. Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited are sub-advisers for Fidelity Growth Opportunities.

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Liberty Advisory Services Corp. ("LASC"), our subsidiary, is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial"), an affiliate, is the sub-adviser for the Eligible Funds except for Crabbe Huson Real Estate, Liberty Newport Japan Opportunities, Rydex Financial Services, Rydex Health Care, Liberty S&P 500 Index, Newport Tiger and Liberty All-Star Equity. Crabbe Huson Group, Inc., an affiliate, is sub-adviser for Crabbe Huson Real Estate. Newport Fund Management, Inc., an affiliate, is sub-adviser for Liberty Newport Japan Opportunities and Newport Tiger. Liberty Asset Management Company, an affiliate, is sub-adviser for Liberty All-Star Equity and the current portfolio managers are Mastrapasqua & Associates, Oppenheimer Capital, TCW Funds Management, Inc., Westwood Management Corp. and Boston Partners Asset Management, L.P. State Street Global Advisers is the sub-adviser for Liberty S&P 500 Index.

Liberty Wanger Asset Management, L.P. ("LWAM"), affiliate, is the investment adviser for each Eligible Fund of Wanger Trust. LWAM, formerly known as Wanger Asset Management, L.P., became a wholly-owned subsidiary of Liberty Financial Companies, Inc., which is in turn a majority-owned subsidiary of Liberty Mutual Insurance Company, on September 29, 2000.

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Massachusetts Financial Services Company ("MFS") is the investment adviser for the Eligible Funds of MFS Trust.

Rydex Global Advisors is the investment adviser for Rydex OTC and is the sub-adviser for Rydex Financial Services and Rydex Health Care.

Stein Roe & Farnham Incorporated ("Stein Roe"), an affiliate, is the investment adviser for each Eligible Fund of SteinRoe Trust.

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We have briefly described the Eligible Funds and the objectives they seek to achieve below. You should read the current prospectuses for the Eligible Funds for more details and complete information. The prospectuses are available, at no charge, from a salesperson or by writing to us or by calling (800) 437-4466.

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Eligible Funds of AIM Insurance
Funds and Variable Account
Sub-accounts	Investment Objective

AIM Capital Appreciation	Capital appreciation through
(AIM Capital Appreciation	investments in common stocks,
Sub-account)	with emphasis on medium-sized
and smaller emerging growth
companies.

AIM International Equity	Long-term growth of capital
(AIM International Equity	by investing in international
Sub-account)	equity securities, the issuers
of which are considered by AIM
to have strong earnings
momentum.

AIM Value (AIM Value Sub-account)	Long-term growth of capital by
investing primarily in equity
securities judged by AIM to be
undervalued relative to the
current or projected earnings of
the companies issuing the
securities, or relative current
market value of assets owned by the the companies issuing the securities or relative to the
equity markets in general. Income
is a secondary objective.

Eligible Funds of Alliance Series
Fund and Variable Account
Sub-accounts	Investment Objective

Alliance Growth and Income	Balance the objectives of
(Alliance Growth and Income	reasonable current income and
Sub-account)	reasonable opportunities for
appreciation through investments
primarily in dividend-paying
common stocks of good quality.

Alliance Premier Growth	Growth of capital rather than
(Alliance Premier Growth	current income.
Sub-account)

Alliance Technology (Alliance	Growth of capital through
Technology Sub-account)	investment in companies expected
to benefit from advances in
technology.

Alliance Worldwide Privatization	Long-term capital appreciation.
(Alliance Worldwide Privatization
Sub-account)

Eligible Funds of Fidelity
Fund and Fidelity Fund III and
Variable Account Sub-accounts	Investment Objective
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Fidelity Dynamic Capital Appreciation	Seeks capital appreciation.
(Fidelity Dynamic Capital Appreciation
Sub-account)
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Fidelity Equity Income	Seeks reasonable income. The fund
(Fidelity Equity Income Sub-account)	will also consider the potential
for capital appreciation. The
fund's goal is to achieve a yield
which exceeds the composite yield
on the securities comprising the
S&P 500.

Fidelity Growth Opportunities	Seeks to provide capital growth.
(Fidelity Growth Opportunities
Sub-account)

Eligible Funds of Liberty Trust
and Variable Account
Sub-accounts	Investment Objective

Colonial High Yield Securities	High current income and total
(Colonial High Yield Securities	return by investing primarily
Sub-account)	in lower rated corporate debt
securities.

Colonial Small Cap Value	Long-term growth by investing
(Colonial Small Cap Value	in smaller capitalization
Sub-account)	equity securities.

Colonial Strategic Income	A high level of current income, as
(Colonial Strategic Income	is consistent with prudent risk
Sub-account)	and maximizing total return, by
diversifying investments primarily
in U.S. and foreign government and
high yield, high risk corporate
debt securities.

Colonial U.S. Growth and Income	Long-term capital growth and
(Colonial U.S. Growth and Income	income by investing primarily in
Sub-account)	large capitalization equity
securities.

Crabe Huson Real Estate	Growth of capital and current
(Crabbe Huson Real Estate	income by investing in a
Sub-account)	diversified portfolio consisting
primarily of equity securities of
real estate investment trusts
(REITS) and other real estate
industry companies, in mortgage
backed securities and, to a lesser
extent, in debt securities of such
companies.

Liberty All-Star Equity	Total investment return, comprised
(Liberty All-Star Equity Sub-account)	of long-term capital appreciation
and current income, through
Investment primarily in a
Diversified portfolio of equity
Securities.

Liberty Newport Japan Opportunities	Seeks capital appreciation.
(Liberty Newport Japan Opportunities
Sub-account)

Liberty S&P 500 Index	Seeks capital appreciation by
(Liberty S&P 500 Index Sub-account)	matching the performance of a
benchmark index that measures the
returns of stocks of large U.S.
companies.

Liberty Select Value	Long-term growth.
(Liberty Select Value Sub-account)

Liberty Value	Primarily income and long-term
(Liberty Value Sub-account)	capital growth and, secondarily,
preservation of capital.

Newport Tiger	Long-term capital growth by
(Newport Tiger Sub-account)	investing primarily in equity
securities of companies located in
the nine Tigers of Asia (Hong
Kong, Singapore, South Korea,
Taiwan, Malaysia, Thailand,
Indonesia, China and the
Philippines).

Rydex Financial Services	Seeks capital appreciation.
(Rydex Financial Services Sub-
account)

Rydex Health Care	Seeks capital appreciation.
(Rydex Health Care Sub-account)

Eligible Funds of MFS Trust
and Variable Account
Sub-accounts	Investment Objective

MFS Emerging Growth	Long-term growth of capital.
(MFS Emerging Growth Sub-account)
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MFS Investors Growth Stock	Long-term growth of capital and
(MFS Investors Growth Stock	future income rather than current
Sub-account)	income.

MFS Investors Trust	Long-term growth of capital with a
(MFS Investors Trust Sub-account)	secondary objective to seek
reasonable current income.
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MFS New Discovery	Capital appreciation.
(MFS New Discovery Sub-account)

Eligible Funds of the Rydex
Trust and Variable Account
Sub-accounts	Investment Objective

Rydex OTC	Investment results that correspond
(Rydex OTC Sub-account)	To a benchmark for over-the-
Counter securities. The Fund's
Current benchmark is the NASDAQ
100 Index.

Eligible Funds of SteinRoe Trust
and Variable Account
Sub-accounts	Investment Objective
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Liberty Federal Securities	Highest possible level of current
(Liberty Federal Securities	Income consistent with safety of
Sub-account)	Principal and maintenance of
Liquidity through investment
Primarily in mortgage-backed
Securities.
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Stein Roe Balanced	High total investment return
(Stein Roe Balanced Sub-account)	Through investment in a changing
Mix of securities.

Stein Roe Growth Stock	Long-term growth of capital
(Stein Roe Growth Stock Sub-account)	Through investment primarily
In common stocks.

Stein Roe Money Market	High current income from short-
(Stein Roe Money Market Sub-account)	Term money market instruments
While emphasizing preservation
Of capital and maintaining
Excellent liquidity.
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Eligible Funds of Wanger Trust and
Variable Account Sub-accounts	Investment Objective

Wanger Foreign Forty	Long-term growth of capital.
(Wanger Foreign Forty Sub-account)

Wanger International Small Cap	Long-term growth of capital.
(Wanger International Small Cap
Sub-account)

Wanger Twenty	Long-term growth of capital.
(Wanger Twenty Sub-account)

Wanger U.S. Small Cap	Long-term growth of capital.
(Wanger U.S. Small Cap Sub-account)

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Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another Sub-account and/or to the Fixed Account.

We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

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Currently, we do not charge a transfer fee. We reserve the right to charge a fee for each transfer in excess of 12 in each Certificate Year. We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed $25.

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Currently, we do not limit the number or frequency of transfers except as follows:

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o

we impose a transfer limit of one transfer every 30 days, or such other period as we may permit, for transfers on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer, and

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o

we limit each transfer to a maximum of $500,000, or such greater amount as we may permit. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the $500,000 limitation. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers, and

o

we treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The $500,000 limitation applies to such transfers. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers.

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If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for 30 days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may adversely affect the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate Owners must indirectly bear.

You must notify us in writing of your transfer requests unless you have given us written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept our current conditions and procedures. The current conditions and procedures are in Appendix B. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.

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If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in the operation of the Variable Account and Eligible Funds:
o	to operate the Variable Account in any form permitted by law;
o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;
o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts, or to our general account;
o	to add, combine or remove Sub-accounts in the Variable Account; and
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o	to change how we assess charges, so long as we do not increase them above the current total amount charged to the Variable Account and the Eligible Funds in connection with your Certificate.

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DEDUCTIONS

Deductions for Mortality and Expense Risk Charge

Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the Death Benefits described in "Death Provisions". We also assume an expense risk that the asset-based administrative charge will be insufficient to cover our anticipated administrative expenses.

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We deduct a mortality and expense risk charge from each Sub-account as part of the calculation of Accumulation Unit Values for each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

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We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and to other persons specified in "Sales of the Certificates".

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Deductions for Administrative Charge

We deduct a daily administrative charge from each Sub-account as part of the calculation of Accumulation Unit Values for each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Sub-account. This charge compensates us for a portion of the administrative expenses relating to the Contract and the Certificate. We deduct this charge both before and after the Income Date.

Deductions for Transfers of Variable Account Value

Currently, we do not charge a transfer fee. However, the Certificate allows us to charge up to $25 for each transfer in excess of 12 per year that occurs outside of the optional investment related programs. We will notify you prior to the imposition of any fee.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. We deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of such states. For New York Certificates, the current premium tax rate is 0%.

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Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us to withhold. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the mortality and expense risk charge and the daily administrative charge.

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectus for the Eligible Fund describes these deductions and expenses.

OTHER SERVICES

The Programs. We offer the following investment related programs which are available only prior to the Income Date:

o	asset allocation;

o	dollar cost averaging;

o	systematic investment; and

o	systematic withdrawal programs.

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A rebalancing program is available before and after the Income Date. Under each program that uses transfers, the transfers between and among Sub-accounts and the Fixed Account are not counted as one of the 12 free transfers. Each of the programs has its own requirements, as discussed below. We reserve the right to terminate any program and you may terminate your participation in any program at any time.

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If you have submitted a telephone authorization form, you may make certain changes by telephone. For those programs involving transfers, you may change instructions by telephone with regard to which Sub-accounts or Fixed Account Certificate Value may be transferred. We describe the current conditions and procedures in Appendix B.

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Dollar Cost Averaging Program. Under the program, we make automatic transfers of Accumulation Units on a periodic basis out of the Stein Roe Money Market Sub-account or the One-Year Guarantee Period Fixed Account option into one or more of the other available Sub-accounts you select. The program allows you to invest in the Sub-accounts over time rather than all at once. The program is available for purchase payments and amounts transferred into the Stein Roe Money Market Sub-account or the One-Year Guarantee Period Fixed Account Option. We reserve the right to limit the number of Sub-accounts you may choose; currently, there are no limits.

If you wish to participate in the program, you must specify in writing whether you want the transfer made from the Stein Roe Money Market Sub-account or a specific One-Year Guarantee Period Fixed Account option from which you want the transfers made. You must also tell us the monthly amount you want transferred (minimum $100) and the Sub-account(s) to which you want the transfers made. The first transfer will occur about 30 days after we receive your request. Each subsequent periodic transfer will occur at the close of the same valuation period. If you select monthly transfers and the first transfer occurs on April 8, the second transfer will occur at the close of the valuation period that includes May 8. When the remaining value is less than the monthly transfer amount, we will transfer that remaining value and the program will end. Before this final transfer, you may extend the program by allocating additional purchase payments, or by transferring Certificate Value, to the Stein Roe Money Market Sub-account or the designated One-Year Guarantee Period Fixed Account option.

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You may change the monthly amount you want transferred, the Sub-account(s) to which you want transfers made or end the program. The program will automatically end on the Income Date. We reserve the right to end the program at any time by sending you a notice one month in advance.

We must receive your written or telephone instructions by 4:00 PM Eastern Time of the business day before the next scheduled transfer in order for the new instructions to be in effect for that transfer. We establish conditions and procedures for telephone instructions for dollar cost averaging from time to time. The current conditions and procedures appear in Appendix B, and you will be notified prior to any changes.

Asset Allocation Program. You may select from five asset allocation model portfolios separately developed by Ibbotson Associates:

Model A -- Capital Preservation,

Model B -- Income and Growth,

Model C -- Moderate Growth,

Model D -- Growth, and

Model E -- Aggressive Growth.

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If you elect one of the models, we will automatically allocate your initial and subsequent purchase payments among the Sub-accounts in the model. You may use only one model in a Certificate at a time. Before requesting us to apply to your Certificate, you should review its Sub-account allocations to determine that they correspond to your risk tolerance and time horizons.

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Periodically Ibbotson Associates will review the models and may determine that a reconfiguration of the Sub-accounts and percentage allocations among those Sub-accounts is appropriate. You will receive notification prior to any reconfiguration.

The Fixed Account is not available in any asset allocation model. You may allocate initial or subsequent purchase payments, or Certificate Value, between an asset allocation model and the Fixed Account.

Rebalancing Program. If you elect purchase payment percentage allocations, we will automatically rebalance the Certificate Value of each Sub-account on the last day of the calendar quarter to match your current percentage allocations. You may terminate the program at any time or change the percentages by notifying us in writing. We must receive your changes ten days before the end of the calendar quarter. Certificate Value allocated to the Fixed Account is not included in the rebalancing program. After the Income Date, the rebalancing program applies only to variable annuity payments, and we will rebalance the number of Annuity Units in each Sub-account. Annuity Units are used to calculate the amount of each annuity payment.

Systematic Investment Program. You may make purchase payments for Non-Qualified Certificates through monthly deductions from your bank account or payroll. You may elect this program by completing and returning a systematic investment program application and authorization form to us. You may obtain an application and authorization form from us or your sales representative. There is a current minimum of $50 per payment for the program.

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Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions of a set dollar amount directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. You may specify the amount of each partial withdrawal, subject to a minimum of $100. You may make systematic withdrawals from any Sub-accounts or any Fixed Account option.

Unless you specify the Sub-account(s) or the Fixed Account option from which you want withdrawals of Certificate Value made, or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender". We will process all Sub-account withdrawals under the program by canceling Accumulation Units equal in value to the amount to be distributed to you and to the amount of any applicable contingent deferred sales charge.

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You may combine the program with all other programs except the systematic investment program.

THE CERTIFICATES

Variable Account Value

The Variable Account Value for your Certificate is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. Purchase payments are credited to your Certificate using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value of the Eligible Fund shares. A valuation period is the period beginning at 4:00 P.M. (ET) which is the close of trading on the New York Stock Exchange and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Investment Factor

Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per Unit. We determine the unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of the Variable Account, we valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account by according to the following formula (a / b) - c, where:
(a)	is equal to:
(i)	the net asset value per share of the Eligible Fund at the end of the valuation period; plus

(ii)	the per share amount of any dividend or other distribution the Eligible Fund made if the record date for such distribution occurs during that same valuation period.
(b)	is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)	is equal to:

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	(i)	the valuation period equivalent of the annual rate for the mortality and expense risk charge; plus

	(ii)	the valuation period equivalent of the annual rate for the administrative charge; plus
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	(iii)	a charge factor for any tax provision established by us as a result of the operations of that Sub-account.

For Certificates issued to our employees and other persons specified in "Sales of the Certificates", the mortality and expense risk charge in (c)(i) above is .35%, and the daily administrative charge in (c)(ii) above is eliminated.

Modification of the Certificate

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Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretation of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.

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Right to Revoke

You may return the Certificate within 10 days after you receive it by delivering or mailing it to us. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the returned Certificate as if we never issued it and will refund the Certificate Value.

DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. If the Certificate is In Force, you or any Joint Certificate Owner dies, or if the Annuitant dies when a non-natural person (such as a trust) owns the Certificate, we will treat the Designated Beneficiary as the Certificate Owner after such a death.

If the decedent's surviving spouse is the sole Designated Beneficiary, he or she will automatically become the new sole primary Certificate Owner as of the decedent's date of death. If the decedent was the Annuitant, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate can stay In Force until another death occurs. Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

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In all other cases, the Certificate may remain In Force for a period not to exceed five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its surrender value. If the Certificate is still in effect at the end of the five-year period, we will automatically end it by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

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The Covered Person under this paragraph shall be the decedent if he or she is the first to die among you, any Joint Certificate Owner, or Annuitant. If there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person.

Upon the death of the Covered Person, we will increase the Certificate Value so that it equals the death benefit amount if it is less than the death benefit amount ("DBA"). The DBA is the greater of the "net purchase payment death benefit", the current Certificate Value or the "greatest Anniversary Value".

The net purchase payment death benefit is:
o	the initial purchase payment, plus
o	any additional purchase payments, minus
o	any partial withdrawals and any applicable surrender charges.

Each day we determine the value of your Certificate during a Certificate Year, we will also value your "greatest Anniversary Value". The "greatest Anniversary Value" on the issue date is the initial purchase payment. Each day we will add to this amount any additional purchase payments made that day, and subtract an adjustment for withdrawals made that day. This adjustment equals the amount of the partial withdrawal:
o	divided by the Certificate Value immediately before the withdrawal; and
o	multiplied by the "greatest Anniversary Value" immediately before the withdrawal.

On each Certificate Anniversary, we compare the current Certificate Value to "greatest Anniversary Value", adjusted as described above. If the current Certificate Value exceeds the adjusted "greatest Anniversary Value", the current Certificate Value will become the new "greatest Anniversary Value". This new "greatest Anniversary Value" will be adjusted as described above during the following Certificate Year, if necessary. This process will continue until the Certificate Anniversary prior to the 81st birthday of the Covered Person. On this Certificate Anniversary, the greater of the current Certificate Value and the adjusted "greatest Anniversary Value" will become the new "greatest Anniversary Value". From that point on, the "greatest Anniversary Value" will not change unless subsequent purchase payments are made or withdrawals are taken, in which case the "greatest Anniversary Value" will be adjusted as described above.

When we receive due proof of the Covered Person's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

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We allocate the amount credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Covered Person's death and the

60th day after we receive proof of the death, surrender the Certificate for the Certificate Value. If the Designated Beneficiary does not surrender the Certificate, it will continue for the time period specified above.

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Payment of Benefits. Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:
o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;
o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and
o

any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time during which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, while the Certificate is In Force, the Annuitant dies, the Annuitant is not the Certificate Owner or a joint Certificate Owner, and the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant. If there is no contingent annuitant, you will be the new Annuitant. If the Annuitant dies before you and any joint Certificate Owner, then the Annuitant is the Covered Person and we will increase the Certificate Value, as provided below, if it is less than the DBA, as defined above.

When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the Certificate Value by the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We will allocate the amount to be credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection that is in effect when we receive due proof of death. You may surrender the Certificate within 90 days of the date of the Annuitant's death for the Certificate Value.

DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies while the Certificate is In Force, the Designated Beneficiary will control the Certificate. We will increase the Certificate Value, as provided below, if it is less than the DBA as defined above. When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We will allocate the amount to be credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection that is in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after we are notified of the death, surrender the Certificate for the Certificate Value.

If the Designated Beneficiary does not surrender the Certificate, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, we will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

Payment of Benefits. You or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:
o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;
o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and
o

any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application and you may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

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You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. If the selection of a beneficiary or annuitant was designated "irrevocable", that selection may be changed only with that person's written consent.

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Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

ASSIGNMENT

You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Certificate by notifying us in writing. The minimum withdrawal amount is $300. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $2,500, we will treat the request as a withdrawal of only the amount over $2,500. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. If there is no or insufficient value in the Variable Account, the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.

You may totally surrender the Certificate by notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

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We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may apply any surrender benefit of at least $5,000 to an annuity payment option. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. You may make partial withdrawals or surrender Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout.

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Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a competent tax adviser.

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Participants under Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to make a partial withdrawal or surrender the Certificate under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

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ANNUITY PROVISIONS

Annuity Benefits

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If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments to the Annuitant under the annuity option or options you have chosen. We determine the amount of the payments on the Income Date by:
o	applying payments to the Option you choose for your Certificate Value, and

o	subtracting any premium taxes not previously deducted on the Income Date in accordance with the Option selected.

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Annuity Option and Income Date

You may select an Annuity Option and an Income Date at the time of application. If you do not select an Annuity Option, we will automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of:
o	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary or
o	any maximum date permitted under state law.

You may continue to make purchase payments until you reach your Income Date.

Change in Annuity Option and Income Date

You may choose or change an Annuity Option or the Income Date by writing to us at least 30 days before the Income Date. However, any Income Date must be:

o	for fixed annuity options, not earlier than the first Certificate Anniversary; and
o	not later than the earlier of

	(i)	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary or
	(ii)	any maximum date permitted under state law.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other options, if we agree. Each option is available in two forms - as a variable annuity for use with the Variable Account and as a fixed annuity for use with our general account Fixed Account. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We will determine the dollar amount of each fixed annuity payment by:
o	deducting from the Fixed Account Value, any premium taxes not previously deducted;
o	dividing the remainder by $1,000 and
o	multiplying the result by the greater of:
(i) the applicable factor shown in the appropriate table in the Certificate; and
(ii) the factor we currently offer at the time annuity payments begin. We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.

If you do not select an Annuity Option, we will automatically apply Option B. Unless you choose otherwise, we will apply:
o	Variable Account Value (less any premium taxes not previously deducted) in its entirety to a variable annuity option and,
o	Fixed Account Value, less any premium taxes not previously deducted, to a fixed annuity option.

The same Annuity applied to a variable option and a fixed option will produce a different initial annuity payment and different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

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Option A: Income for a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time while we are making variable annuity payments, the payee may elect to receive the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year, unless at the time you chose Option A, you selected 3% per year in writing.

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Instead of receiving a lump sum, the payee may elect another payment option.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:
o	we will continue payments during the remainder of the period to the successor payee; or

o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless the payee chose 3% per year at the time the option was selected.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

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You may chose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment amount into 12 equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account and distribute it in 12 equal monthly payments. The sum of the 12 monthly payments will exceed the annual payment amount because of an interest rate factor we use, which will vary from year to year. If the payments are commuted, (1) we will use the commutation method described above for calculating the present value of remaining annual payments and (2) use the interest rate that determined the current 12 monthly payments to commute any unpaid monthly payments.

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See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:
o	we will continue payments during the remainder of the period to the successor payee; or

o

such successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless the payee had chosen 3% per year at the time the option was selected.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment or to receive only two annuity payments if both payees die after receipt of the second payment and so on.

Variable Annuity Payment Values

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We determine the amount of the first variable annuity payment by multiplying the Certificate Value you are applying to variable annuity payments by the annuity purchase rate for the Annuity Option you have selected. The annuity purchase rates are based on an assumed annual investment return of 5% per year, unless you choose 3% in writing. (See below and "Variable Annuity Payment Values" in the Statement of Additional Information for more information on AIRs and how your initial variable payment is calculated.)

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Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge and administrative charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to the sum of all Sub-account payments.

Currently, there is no limit on the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments.

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If you apply the same amount to a particular option, a 5% AIR will result in a larger initial payment than will a 3% AIR. You should note, however, that, assuming the same investment performance, your subsequent payments using a 5% AIR will increase by a smaller percentage (when they increase) and decrease by a larger percentage (when they decrease) than will subsequent payments using a 3% AIR. Indeed, it is possible that after a sufficient period of time, payments determined using a 5% AIR may be lower than payments commencing at the same time using the same Sub-accounts but a 3% AIR. Note that if you select Option A (Income for a Fixed Number of Years) and payments continue for the entire period, the 5% AIR payment amount will start out being larger than the 3% AIR payment amount but eventually the 5% AIR payment amount will become less than the 3% AIR payment amount. Whether you would be better off choosing a higher or lower AIR depends on the annuity payment option you choose, the investment performance of the Sub-accounts you choose, and the period for which payments are received.

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Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment, and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

SUSPENSION OF PAYMENTS

We reserve the right to postpone surrender payments from the Fixed Account for up to six months. We also reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:
o	the New York Stock Exchange is closed other than customary weekend or holiday closings;
o	trading on the Exchange is restricted;
o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or
o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

TAX STATUS

Introduction

This discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. Moreover, the discussion is based upon our understanding of current federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

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The Certificate is for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Certificate and upon the tax and employment status of the individual concerned.

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Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

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Surrenders, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Certificate, the portion of the surrender payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is similarly taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

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Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Certificate, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Certificate.

A special computational rule applies if we issue to you during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under Section 72(e) of the Code. All of the contracts will be treated as one contract. We believe this means the amount of any distribution under one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values allocated to Variable Account Value by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values allocated to Fixed Account Value bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:
o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal payments made for life or life expectancy;
o	after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments; provided that only one purchase payment is made to the Certificate, the Certificate is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).

Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:
o	the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates";
o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:

	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

We base our understanding of the above principally on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate would not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, we would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which your control of the investments of a segregated asset account may cause you, rather than us, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since no regulations have been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, you are urged to consult with your tax adviser.

Qualified Plans

The Certificate is for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with the various types of Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection with them. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of purchase payments from gross income for tax purposes. However, such purchase payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity" (TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, benefits may be paid, through surrender of the Certificate or otherwise, only:
o	when the employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or
o	in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions.

Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

If you have requested a distribution from a Certificate, we will notify you if all or part of such distribution is eligible for rollover to another TSA or to an individual retirement annuity or account (IRA). Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate unless you direct us in writing to transfer the amount as a direct rollover to another TSA or IRA.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.

Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

Annuity Purchases by Nonresident Aliens

The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or are resident aliens will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing you Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CERTIFICATES

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Keyport Financial Services Corp. ("KFSC"), our affiliate, serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into selling agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110.

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A dealer selling the Certificate may receive up to 6.00% of purchase payments, and additional compensation later based on the Certificate Value of those payments. The percentage may increase to 7.00% during certain time periods Keyport Benefit and KFSC select. In addition, under certain circumstances, we or certain of our affiliates, under a marketing support agreement with KFSC, may pay certain sellers for other services not directly related to the sale of Certificates, such as special marketing support allowances.

We may sell Certificates with lower or no dealer compensation (1) to a person who is an officer, director, or employee of ours or an affiliate of ours or (2) to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that (1) they are not subject to the deduction for the asset-based administrative charge and (2) they have a mortality and expense risk charge of 0.35% per year.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

INQUIRIES BY CERTIFICATE OWNERS

You may write us with questions about your Certificate at: Keyport Benefit Life Insurance Company's, Service Office, 125 High Street, Boston, MA 02110, or call (800) 367-3653.

TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A

THE FIXED ACCOUNT (ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)

Introduction

This appendix describes the Fixed Account option available under the Certificate.

Any purchase payments you allocate to the Fixed Account option become part of our general account. Because of provisions in the securities laws, our general account, including the Fixed Account, is not subject to regulation under the Securities Act of 1933 or the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

Investments in the Fixed Account

We will allocate purchase payments to the Fixed Account according to your selection in the application. Your selection must specify the percentage of the purchase payment you want to allocate to each Guarantee Period. The percentage, if not zero, must be at least 5%. You may change the allocation percentages without any charges. You must make allocation changes in writing unless you have, in writing, authorized us to accept telephone allocation instructions. By authorizing us to accept telephone changes, you are agreeing to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. We will notify you in advance of any changes.

Each Guarantee Period currently offered is available for initial and subsequent purchase payments and for transfers of Certificate Value. We currently offer Guarantee Periods of 1 year. We may change at any time the number and/or length of Guarantee Periods we offer. If we no longer offer a particular Guarantee Period, the existing Fixed Account Value in that Guarantee Period will remain until the end of the period. At that time, you must select a different Guarantee Period.

Fixed Account Value

Fixed Account Value is equal to:
(a)	all purchase payments allocated or amounts transferred to the Fixed Account plus the interest credited on those payments or amounts transferred; less

(b)	any prior partial withdrawals or transfers from the Fixed Account, including any applicable charges.

Interest Credits

We credit interest daily. The interest we credit is based on an annual compound interest rate. It is credited to purchase payments allocated to the Fixed Account at rates we declare for Guarantee Periods of one or more years from the month and day of allocation. Any rate we set will be at least 3% per year.

Our interest crediting method may result in each of your Guarantee Periods being subject to different rates. For purposes of this section, we treat Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for or transferred to another Guarantee Period as a purchase payment allocation.

End of A Guarantee Period

We will notify you in writing at least 30 days prior to the end of each of your Guarantee Periods. At the end of your Guarantee Period, we will automatically transfer your Guarantee Period's Fixed Account Value to the Stein Roe Money Market Sub-account unless we have received:

(a)	your election of a new Guarantee Period from among those we offer at that time; or

(b)	your instructions to transfer the ending Fixed Account Value to one or more Sub-accounts of the Variable Account.

You may not elect a new Guarantee Period longer than the number of years remaining until the Income Date

Transfers of Fixed Account Value

You may transfer Fixed Account Value from one of your Guarantee Periods to another or to one or more Sub-accounts of the Variable Account. If the Fixed Account Value represents multiple Guarantee Periods, your transfer request must specify from which values you want the transfer made.

The Certificate allows us to limit the number of transfers you may make in a specified time period. Currently, we generally limit Variable Account and Fixed Account transfers to unlimited transfers per calendar year with a $500,000 per transfer dollar limit. See "Transfer of Variable Account Value" and "Limits on Transfers". These limitations will not apply to any transfer made at the end of a Guarantee Period. We will notify you prior to changing the current limitations.

You must request transfers in writing unless you have authorized us in writing to accept telephone transfer instructions from you or from a person acting on your behalf as an attorney-in-fact under a power of attorney. By authorizing us to accept telephone transfer instructions, you agree to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. If you have authorized telephone transfers, you will be notified in advance of any changes. A person acting on your behalf as an attorney-in-fact under a power of attorney may request transfers in writing.

If we receive your transfer requests before 4:00 PM Eastern Time, which is the close of trading on the New York Stock Exchange, we will execute them at the close of business that day. Any requests we receive later, we will execute at the close of the next business day.

If you transfer 100% of a Guarantee Period's value and your current allocation for purchase payments includes that Guarantee Period, we will automatically change the allocation formula for future purchase payments unless you instruct otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-account A and you transfer all Fixed Account Value to Sub-account A, we will change the allocation formula to 100% to Sub-account A.

APPENDIX B

TELEPHONE INSTRUCTIONS

Telephone Transfers of Certificate Values

1. If there are Joint Certificate Owners, both must authorize us to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our satisfaction.

3. Neither we nor any person acting on our behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we do not, we may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction we execute may cause your Certificate Value to be lower than it would be had we not executed the instruction.

4. We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we or any person acting on our behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until:
o	we receive your written revocation,
o	we discontinue the privilege, or
o	we receive written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 before the 4:00 P.M. Eastern Time close of trading on the New York Stock Exchange, they will be initiated that day based on the unit value prices calculated at the close of that day. We will initiate instructions we receive after the close of trading on the NYSE on the following business day.

8. Once we accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions are not in good order, we will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A's value to Sub-account B, we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.

Telephone Changes to Purchase Payment Allocation Percentages

Numbers 1-6 above are applicable.

Distributed by:

Keyport Financial Services Corp.

125 High Street, Boston, MA 02110-2712

Issued by:

Keyport Benefit Life Insurance Company

125 High Street, Boston, MA 02110-2712

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KBKV	5/2001

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Yes. I would like to receive the New York Keyport Vista Variable Annuity Statement of Additional Information.

Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:

AIM Variable Insurance Funds, Inc.

Alliance Variable Products Series Fund, Inc.

Fidelity Variable Insurance Products Funds

Liberty Variable Investment Trust

MFS Variable Insurance Trust

Rydex Variable Trust

SteinRoe Variable Investment Trust

Name

Address

City

State

Zip

BUSINESS REPLY MAIL

FIRST CLASS MAIL PERMIT NO. 6719 BOSTON, MA

POSTAGE WILL BE PAID BY ADDRESSEE

KEYPORT BENEFIT LIFE INSURANCE CO.

125 HIGH STREET

BOSTON, MA 02110-2712

NO POSTAGE

NECESSARY

IF MAILED

IN THE

UNITED STATES

PART B

STATEMENT OF ADDITIONAL INFORMATION

GROUP FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT BENEFIT LIFE INSURANCE COMPANY ("Keyport Benefit")

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This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the New York Keyport Vista variable annuity prospectus dated May 1, 2001. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport Benefit at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466.

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TABLE OF CONTENTS

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The date of this statement of additional information is May 1, 2001.

KBKV.SAI	5/2001

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KEYPORT BENEFIT LIFE INSURANCE COMPANY

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Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport Benefit. Liberty Mutual ultimately controls Keyport Benefit through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Financial Companies, Inc. ("LFC"), SteinRoe Services, Inc. and Keyport Life Insurance Company. Liberty Mutual, as of December 31, 2000, owned, indirectly, approximately 72% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held). For additional information about Keyport Benefit, see page 10 of the prospectus.

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VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

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For each variable payment option, the total dollar amount of each periodic payment will be equal to the sum of all of the portions of the payment based on your interest in each Sub-Account.

The portion of your first payment based on your interest in a for each Sub-Account will be determined by deducting any applicable state premium taxes and then dividing the remaining value your interest in of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or (b) the factor currently offered by Keyport Benefit at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

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The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport Benefit uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport Benefit first purchased Eligible Fund shares on behalf of the Variable Account, Keyport Benefit valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. (See "Net Investment Factor" in the prospectus.) This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport Benefit calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:
(a)	is equal to the net investment factor as defined in the prospectus; and

(b)

is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Contract's annuity tables is 5% per year. An AIR of 3% per year is also currently available upon Written Request.

With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 5% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 5%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 3% AIR and 5% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 5% return, the 3% AIR payment would increase in amount while the 5% AIR payment would stay the same. With an actual return of 3%, the 3% AIR payment would stay the same while the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 5% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 5% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 5% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 5% AIR payment amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport Benefit to change the Sub-Account(s) used to determine the amount of the variable annuity payments 1 time every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport Benefit receives the request, Keyport Benefit will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

SAFEKEEPING OF ASSETS

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Keyport Benefit acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account.

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Keyport Benefit has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements. Keyport Benefit has contracted with Keyport Life Insurance Company, its corporate parent, to provide all administration for the Contracts and Certificates, as its agent. Keyport Benefit pays Keyport Life Insurance Company for the costs it incurs for providing those administrative services.

PRINCIPAL UNDERWRITER

The Contract and Certificates, which are offered continuously, are distributed by Keyport Financial Services Corp. ("KFSC"), which is an affiliate of Keyport Benefit.

EXPERTS

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The statutory-basis financial statements of Keyport Benefit Life Insurance Company as of December 31, 2000 and 1999, and for the years then ended, and the financial statements of Keyport Benefit Life Insurance Company-Variable Account A at December 31, 2000 and for each of the two years in the period ended December 31, 2000, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Its principal office is located at 200 Clarendon Street, Boston, Massachusetts.

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INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from Contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Average Annual Total Return for a Certificate that is Surrendered


The tables below provide performance results for each Sub-Account through December 31, 2000. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Certificate Owner.


The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-Account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Certificate at the end of each period. The Sub-Account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-Account for the period specified. The first table uses the inception date of the Certificate's Sub-Accounts while the second table assumes the Certificate was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-Account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Certificate and the Sub-Account except for any premium taxes that may be payable. The charges reflected are: the annual 1.25% Mortality and Expense Risk Charge and the annual 0.15% administrative charge.

		Average Annual Total Return for a
		Certificate Surrendered on 12/31/00
		Hypothetical $1,000 Purchase Payment*

		Length of Investment Period

	One	Three	Five	Ten	Since Sub-Account
Sub-Account	Year	Years	Years	Years	Inception Shown
AIM Capital Appreciation	42.62%	N/A	N/A	N/A	41.50%(8/17/98)
AIM International Equity	52.91%	N/A	N/A	N/A	38.77%(8/17/98)
AIM Value	N/A	N/A	N/A	N/A	12.72%(7/01/99)
Alliance Growth and Income	9.83%	N/A	N/A	N/A	18.08%(8/17/98)
Alliance Premier Growth	30.49%	N/A	N/A	N/A	26.56%(7/22/98)
Alliance Technology	N/A	N/A	N/A	N/A	49.20%(7/01/99)
Alliance Worldwide Privatization
Fidelity Equity Income
Fidelity Growth Opportunities
Colonial High Yield Securities	0.25%	N/A	N/A	N/A	-2.15%(8/17/98)
Colonial Small Cap Value	4.87%	N/A	N/A	N/A	1.98%(8/17/98)
Colonial Strategic Income	0.38%	N/A	N/A	N/A	0.73%(7/22/98)
Colonial U.S. Growth & Income	10.45%	N/A	N/A	N/A	45.56%(7/22/98)
Liberty All-Star Equity	7.06%	N/A	N/A	N/A	5.75%(7/22/98)
Liberty S&P 500 Index
Liberty Select Value
Liberty Value	4.09%	N/A	N/A	N/A	1.87%(7/22/98)
Newport Tiger	65.70%	N/A	N/A	N/A	69.49%(7/22/98)
Rydex Financial Services
Rydex Health Care
MFS Emerging Growth	74.28%	N/A	N/A	N/A	54.52%(7/22/98)
MFS Investors Growth Stock
MFS Investors Trust
MFS New Discovery
Rydex OTC
Liberty Federal Securities	-0.34%	N/A	N/A	N/A	1.30%(7/22/98)
Stein Roe Balanced	11.07%	N/A	N/A	N/A	9.31%(7/22/98)
Stein Roe Growth Stock	35.05%	N/A	N/A	N/A	25.56%(7/22/98)
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap


* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 6 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.

** Non-annualized total returns are shown since these Sub-Accounts have been in existence for less than one year.

		Average Annual Total Return for a
		Certificate Surrendered on 12/31/00
		Hypothetical $1,000 Purchase Payment*

		Length of Investment Period

	One	Three	Five	Ten	Since Sub-Account
Sub-Account	Year	Years	Years	Years	Inception Shown
AIM Capital Appreciation	42.62%	23.38%	23.85%	N/A	20.65%(05/05/93)
AIM International Equity	52.91%	22.06%	20.90%	N/A	16.63%(05/05/93)
AIM Value	28.12%	24.98%	24.37%	N/A	20.57%(05/05/93)
Alliance Growth and Income	9.54%	18.18%	21.90%	N/A	13.60%(01/14/91)
Alliance Premier Growth	30.17%	35.63%	33.82%	N/A	24.28%(06/26/92)
Alliance Technology	72.69%	42.84%	N/A	N/A	33.69%(01/11/96)
Alliance Worldwide Privatization
Fidelity Equity Income
Fidelity Growth Opportunities
Colonial High Yield Securities	0.25%	N/A	N/A	N/A	-1.97%(05/19/98)
Colonial Small Cap Value	4.87%	N/A	N/A	N/A	-6.18%(05/19/98)
Colonial Strategic Income	0.38%	4.17%	7.37%	N/A	6.72%(07/13/94)
Colonial U.S. Growth & Income	10.45%	19.50%	21.27%	N/A	19.99%(07/05/94)
Liberty All-Star Equity	7.06%	N/A	N/A	N/A	11.52%(11/15/97)
Liberty S&P 500 Index
Liberty Select Value
Liberty Value	4.09%	13.21%	16.69%	N/A	12.96%(07/01/93)
Newport Tiger	65.70%	1.26%	N/A	N/A	5.84%(05/01/95)
Rydex Financial Services
Rydex Health Care
MFS Emerging Growth	74.28%	40.48%	N/A	N/A	34.56%(07/24/95)
MFS Investors Growth Stock
MFS Investors Trust
MFS New Discovery
Liberty Federal Securities	-0.34%	4.12%	5.87%	5.57%	6.07%(01/01/89)
Stein Roe Balanced	11.07%	12.40%	14.91%	10.36%	11.35%(01/01/89)
Stein Roe Growth Stock	35.05%	30.50%	29.27%	17.61%	18.81%(01/01/89)
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap


* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 6 of the prospectus any expense reimbursement percentages currently applicable to the Funds.

** Non-annualized returns are shown since this Sub-Account has been in existence for less than one year.

Change in Accumulation Unit Value

The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-Account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-Accounts assumes the Certificates were available prior to that date on the Funds' inception date.

A Sub-Account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-Account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Certificate's annual 1.25% Mortality and Expense Risk Charge and the annual 0.15% administrative charge. They do not reflect deductions for any premium taxes. The rates of change would be lower if these charges were included.

Average Annual Change		Average Annual Change
In Accumulation Unit		in Accumulation Unit Value
Value From Fund		over the period shown
Inception Shown		through 12/31/00
Sub-Account	through 12/31/00**	Three Years	Five Years	Ten Years
AIM Capital Appreciation	20.65%(05/05/93)	23.38%	23.85%	N/A
AIM International Equity	16.63%(05/05/93)	22.06%	20.90%	N/A
AIM Value	20.57%(05/05/93)	24.98%	24.37%	N/A
Alliance Growth and Income	13.60%(01/14/91)	18.18%	21.90%	N/A
Alliance Premier Growth	24.28%(06/26/92)	35.63%	33.82%	N/A
Alliance Technology	33.69%(01/11/96)	42.84%	N/A	N/A
Alliance Worldwide
Privatization
Fidelity Equity Income
Fidelity Growth
Opportunities
Colonial High Yield
Securities	-1.97%(05/19/98)	N/A	N/A	N/A
Colonial Small Cap Value	-6.18%(05/19/98)	N/A	N/A	N/A
Colonial Strategic Income	6.72%(07/05/94)	4.17%	7.37%	N/A
Colonial U.S. Growth &
Income	19.99%(07/05/94)	19.50%	21.27%	N/A
Liberty All-Star Equity	11.52%(11/15/97)	N/A	N/A	N/A
Liberty S&P 500 Index
Liberty Select Value
Liberty Value	12.96%(07/01/93)	13.21%	16.69%	N/A
Newport Tiger	5.84%(05/01/95)	1.26%	N/A	N/A
Rydex Financial Services
Rydex Health Care
MFS Emerging Growth	34.56%(07/24/95)	40.48%	N/A	N/A
MFS Investors Growth Stock
MFS Investors Trust
MFS New Discovery
Rydex OTC
Liberty Federal Securities	6.07%(01/01/89)	4.12%	5.87%	5.57%
Stein Roe Balanced	11.35%(01/01/89)	12.40%	14.91%	10.36%
Stein Roe Growth Stock	18.81%(01/01/89)	30.50%	29.27%	17.61%
Wanger Foreign Forty
Wanger International Small
Cap
Wanger Twenty
Wanger U.S. Small Cap
	12-Month Period Change in Accumulation
	Unit Value**
Sub-Account	1991	1992	1993	1994	1995
AIM Capital Appreciation	N/A	N/A	18.41%*	1.09%	33.79%
AIM International Equity	N/A	N/A	9.00%*	-1.13%	16.74%
AIM Value	N/A	N/A	13.70%*	2.60%	34.34%
Alliance Growth and Income	2.13%*	6.44%	10.16%	-1.72%	33.93%
Alliance Premier Growth	N/A	12.99%*	11.07%	-4.30%	42.85%
Alliance Technology	N/A	N/A	N/A	N/A	N/A
Alliance Worlwide Privatization
Fidelity Equity Income
Fidelity Growth Opportunities
Colonial High Yield Securities	N/A	N/A	N/A	N/A	N/A
Colonial Small Cap Value	N/A	N/A	N/A	N/A	N/A
Colonial Strategic Income	N/A	N/A	N/A	0.15%*	16.67%
Colonial U.S. Growth & Income	N/A	N/A	N/A	3.69%*	27.91%
Liberty All-Star Equity	N/A	N/A	N/A	N/A	N/A
Liberty S&P 500 Index
Liberty Select Value
Liberty Value	N/A	N/A	4.28%*	-2.12%	28.34%
Newport Tiger	N/A	N/A	N/A	N/A	14.46%*
Rydex Financial Services
Rydex Health Care
MFS Emerging Growth	N/A	N/A	N/A	N/A	16.70%*
MFS Investors Growth Stock
MFS Investors Trust
MFS New Discovery
Rydex OTC
Liberty Federal Securities	12.90%	4.49%	4.80%	-2.93%	14.14%
Stein Roe Balanced	26.17%	6.04%	7.78%	-4.52%	23.75%
Stein Roe Growth Stock	45.98%	5.15%	3.52%	-7.64%	35.84%
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap
12-Month Period Change in Accumulation
Unit Value**
Sub-Account	1996	1997	1998	1999	2000
AIM Capital Appreciation	15.98%	11.90%	17.68%	42.62%
AIM International Equity	21.67%	7.12%	11.03%	52.91%
AIM Value	13.45%	21.99%	24.89%	28.12%
Alliance Growth and Income	22.36%	27.02%	19.22%	9.54%
Alliance Premier Growth	21.00%	32.01%	45.93%	30.17%
Alliance Technology	8.65%*	4.74%	61.13%	72.69%
Alliance Worlwide Privatization
Fidelity Equity Income
Fidelity Growth Opportunities
Colonial High Yield Securities	N/A	N/A	-3.69%*	0.25%
Colonial Small Cap Value	N/A	N/A	-14.25%*	4.87%
Colonial Strategic Income	8.20%	7.70%	4.56%	0.38%
Colonial U.S. Growth & Income	20.14%	30.41%	18.49%	10.45%
Liberty All-Star Equity	N/A	0.63%*	17.03%	7.06%
Liberty S&P 500 Index
Liberty Select Value
Liberty Value	16.16%	27.19%	9.60%	4.09%
Newport Tiger	9.69%	-32.09%	-7.73%	65.70%
Rydex Financial Services
Rydex Health Care
MFS Emerging Growth	15.40%	20.22%	32.31%	74.28%
MFS Investors Growth Stock
MFS Investors Trust
MFS New Discovery
Rydex OTC
Liberty Federal Securities	3.25%	7.54%	5.32%	-0.34%
Stein Roe Balanced	14.01%	15.21%	10.99%	11.07%
Stein Roe Growth Stock	19.59%	30.45%	26.14%	35.05%
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap


* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.

** Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger and Stein Roe Balanced. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 6 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.

Yield for Stein Roe Money Market Sub-Account

Yield percentages for the Stein Roe Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Yield reflects the deduction of the annual 1.40% asset-based Certificate charges. Yield does not reflect premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

Yield equals:   (A - B - 1) x  365

                   C            7

Where:
A	=	the Accumulation Unit value at the end of the 7-day period.

B	=	$0.00.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-Account will continue over an entire year.


For the 7-day period ended 12/31/00 the yield for the Stein Roe Money Market Sub-Account was 4.27%.


FINANCIAL STATEMENTS

The financial statements of the Variable Account and Keyport Benefit Life Insurance Company are included in the statement of additional information. The financial statements of Keyport Benefit Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.


Financial Statements

Variable Asset A

Keyport Benefit Life Insurance Company

To be Filed by Amendment


PART C

Item 24. Financial Statements and Exhibits

@@	(a)	Statutory-Basis Financial Statements:
Included in Part B:
Variable Account A:
Statement of Net Assets and Liabilities - December 31, 2000
Statement of Operations and Changes in Net Assets for the year ended December 31, 2000 and 1999
Notes to Financial Statements
Keyport Benefit Life Insurance Company:
Balance Sheet -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Operations -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Capital and (Deficit) Surplus -- Statutory Basis for the years ended December 31, 2000 and 1999.
Statement of Cash Flows -- Statutory Basis for the years ended December 31, 2000 and 1999.
Notes to Statutory-Basis Financial Statements

	(b)	Exhibits:
**	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

**	(3a)	Form of Principal Underwriter's Agreement

**	(3b)	Specimen Agreement between Principal Underwriter and Dealer

**	(4a)	Form of Group Variable Annuity Contract of Keyport Benefit Life Insurance Company

**	(4b)	Form of Group Variable Annuity Certificate of Keyport Benefit Life Insurance Company

**	(4c)	Form of Tax-Sheltered Annuity Endorsement

**	(4d)	Form of Individual Retirement Annuity Endorsement

**	(4e)	Form of Corporate/Keogh 401(a) Plan Endorsement

**	(4f)	Form of Unisex Endorsement

**	(4g)	Form of Qualified Plan Endorsement

***	(4h)	Specimen Group Variable Annuity Contract of Keyport Benefit Life Insurance Company (M&N)

***	(4i)	Specimen Variable Annuity Certificate of Keyport Benefit Life Insurance Company (M&N)

****	(4j)	Specimen Group Variable Annuity Contract of Keyport Benefit Life Insurance Company (KA)

****	(4k)	Specimen Variable Annuity Certificate of Keyport Benefit Life Insurance Company (KA)

+	(4l)	Specimen Group Variable Annuity Contract of Keyport Benefit Life Insurance Company (KAV)

+	(4m)	Specimen Variable Annuity Certificate of Keyport Benefit Life Insurance Company (KAV)

**	(5a)	Form of Application for a Group Variable Annuity Contract

**	(5b)	Form of Application for a Group Variable Annuity Certificate

***	(6a)	Articles of Incorporation of Keyport Benefit Life Insurance Company

***	(6b)	By-Laws of Keyport Benefit Life Insurance Company

	(7)	Not applicable

**	(8a)	Form of Participation Agreement

***	(8b)	Participation Agreement Among Manning & Napier Insurance Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Benefit Life Insurance Company

***	(8c)	Participation Agreement By and Among Keyport Benefit Life Insurance Company, Keyport Financial Services Corp., and SteinRoe Variable Investment Trust

****	(8d)	Participation Agreement Among MFS Variable Insurance Trust, Keyport Benefit Life Insurance Company, and Massachusetts Financial Services Corp.

****	(8e)	Participation Agreement Among The Alger American Fund, Keyport Benefit Life Insurance Company, and Fred Alger and Company, Incorporated

****	(8f)	Participation Agreement Among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Benefit Life Insurance Company

****	(8g)	Participation Agreement By and Among Keyport Benefit Life Insurance Company, Keyport Financial Services Corp., and Liberty Variable Investment Trust

+	(8h)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Benefit Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

+++	(8i)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Keyport Benefit Life Insurance Company

+++	(8j)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Keyport Benefit Life Insurance Company

+++	(8k)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Benefit Life Insurance Company
++++	(8l)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Keyport Benefit Life Insurance Company
**	(9)	Opinion and Consent of Counsel
@@	(10)	Consent of Independent Auditors
	(11)	Not applicable

	(12)	Not applicable
@@	(13)	Schedule for Computations of Performance Quotations

@	(15)	Chart of Affiliations
++	(16)	Powers of Attorney

**	(17)	Specimen Tax-Sheltered Annuity Acknowledgement

**	(18)	Form of Administrative Services Agreement
*	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (Files No. 333-1043; 811-7543) filed on or about February 6, 1998.

**	Incorporated by reference to Registration Statement (Files No. 333-45727; 811-08635) filed on or about February 6, 1998.

***	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 15, 1998.

****	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 30, 1998.

+	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about July 23, 1998.

++	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-75157; 811-08635) filed on or about June 16, 1999.

+++	Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement (Files No. 333-45727, 811-08635) filed on or about May 31, 2000.
++++	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement (Files No. 333-45727, 811-08635) filed on or about October 10, 2000

@	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-84701, 811-07543) filed on or about November 15, 2000.

@@	To be Filed by Amendment.


Item 25. Officers and Directors of the Depositor.
Name and	Position and Offices
Business Address*	with Depositor

William P. Donohue	Director
Senior Advisor
Bentley Associates LP
1155 Avenue of the Americas
New York, NY 10036

J. Andrew Hilbert	Director
SVP, CFO & Treasurer
Liberty Financial Companies, Inc.
Federal Reserve Plaza
600 Atlantic Avenue, 24th Floor
Boston, MA 02110
Jeff S. Liebmann	Director
Partner
Dewey Ballantine LLP
1301 Avenue of the Americas
New York, NY 10019-6092

Christopher C. York	Director
Principal
C.C. York Company
200 Rector Place, 18-E
New York, NY 11280-1101

Philip K. Polkinghorn	Director and President

Paul H. LeFevre, Jr.	Director and Chief Operating Officer

Bernard R. Beckerlegge	Director, Senior Vice President and General Counsel

Stewart R. Morrison	Director, Senior Vice President and Chief Investment Officer

William Hayward	Senior Vice President

Bernhard M. Koch	Senior Vice President and Chief Financial Officer

Garth A. Bernard	Vice President

Daniel C. Bryant	Vice President and Assistant Secretary

James P. Greaton	Vice President and Corporate Actuary

James J. Klopper	Vice President and Secretary

Jeffrey J. Lobo	Vice President-Risk Management

Suzanne E. Lyons	Vice President-Human Resources

Thomas O'Grady	Vice President

Jeffery J. Whitehead	Vice President and Treasurer

Daniel Yin	Vice President

John G. Bonvouloir	Assistant Vice President

Alan R. Downey	Assistant Vice President

Donald A. Truman	Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Depositor controls the Registrant, and is a wholly-owned subsidiary of Keyport Life Insurance Company, which controls KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II.

The Depositor is under common control with Liberty Advisory Services Corp. (LASC), a Massachusetts corporation functioning as an investment adviser. LASC files separate financial statements.

The Depositor is under common control with Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities. KFSC files separate financial statements.

The Depositor is under common control with Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company. Independence Life files separate financial statements.


Chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-84701; 811-7543) filed on or about November 15, 2000.

Item 27. Number of Contract Owners.

As of April 12, 2001, there were __ qualified contract owners and __ non-qualified contract owners.

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Item 28. Indemnification.

Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Benefit Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for the KMA Variable Account, Variable Account A and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Account and Independence Variable Life Account of Independence Life and Annuity Company, which are affiliated companies of Keyport Benefit. KFSC receives no compensation for its services.

The directors and officers are:
Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Vice President

Rogelio P. Japlit	Treasurer

Donald A. Truman	Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

Keyport Benefit Life Insurance Company, 125 High St., Boston, MA 02110

Keyport Life Insurance Company, 125 High St., Boston, MA 02110

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Registrant represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it has complied with the provisions of paragraphs (1) - (4) of that letter. Specimen of acknowledgement form used to comply with paragraph (4) is included as Exhibit 17 in this Registration Statement.

Representation

Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this Registration Statement.

SIGNATURES

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 27th day of February, 2001

Variable Account A
(Registrant)

By:	Keyport Benefit Life Insurance Company
(Depositor)

By:	/s/ Philip K. Polkinghorn *
Philip K. Polkinghorn
President

*BY:	/s/James J. Klopper	February 27, 2001
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Polkinghorn duly executed by him and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about June 16, 1999 (Files No. 333-75157; 811-08635).

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
/s/PHILIP K. POLKINGHORN*	/s/PHILIP K. POLKINGHORN*
PHILIP K. POLKINGHORN	PHILIP K. POLKINGHORN
Chairman of the Board	President

/s/BERNARD R. BECKERLEGGE*	/s/BERNHARD M. KOCH*
BERNARD R. BECKERLEGGE	BERNHARD M. KOCH
Director	Chief Financial Officer

/s/WILLIAM P. DONOHUE*
WILLIAM P. DONOHUE
Director

/s/J. ANDREW HILBERT*
J. ANDREW HILBERT
Director

/s/PAUL H. LEFEVRE, JR.*
PAUL H. LEFEVRE, JR.
Director
	*BY: /s/James J. Klopper	February 27, 2001
/s/JEFF S. LIEBMANN*	James J. Klopper	Date
JEFF S. LIEBMANN	Attorney-in-Fact
Director

/s/STEWART R. MORRISON*
STEWART R. MORRISON
Director

/s/CHRISTOPHER C. YORK*
CHRISTOPHER C. YORK
Director

* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about June 16, 1999 (Files No. 333-75157; 811-08635).

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